New Standards And Interpretations - Summary of Application of New Standard Affected Items in Financial Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenue	$ 338,160	$ 425,940	$ 425,215
Gross profit	24,787	36,248	39,688
Operating (loss) /profit	(649)	8,684	16,615
Profit before tax	1,106	11,332	18,668
Income tax expense	(2,057)	(3,886)	(5,140)
(Loss) /Profit for the year	(951)	7,446	13,528
Assets
Contract assets	4,686	1,460		$ 162
Deferred tax assets	3,939	3,919	3,022	3,026
Total affected assets	298,911	305,798
Liabilities
Other current liabilities	2,356	3,272
Total affected liabilities	70,476	83,982
Equity
Retained earnings	53,384	55,016	53,350	53,257
Non-controlling interests	74,581	71,788
Total affected equity	228,435	221,816	$ 222,826		$ 197,175
Total affected liabilities and equity	$ 298,911	305,798
IFRS 15 [Member]
Assets
Contract assets		1,460
Deferred tax assets		3,919
Total affected assets		5,379
Liabilities
Other current liabilities		3,272
Total affected liabilities		3,272
Equity
Retained earnings		55,016
Foreign currency translation reserve		(15,251)
Non-controlling interests		71,788
Total affected equity		111,553
Total affected liabilities and equity		114,825
Increase (decrease) due to application of IFRS 15 [member]
Assets
Contract assets				162
Gross amounts due from customers for contract work-in-process				(162)
Equity
Retained earnings				$ (113)
Increase (decrease) due to application of IFRS 15 [member] | IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenue		(26)
Gross profit		(26)
Operating (loss) /profit		(26)
Profit before tax		(26)
Income tax expense		5
(Loss) /Profit for the year		(21)
Assets
Contract assets		(1,460)
Gross amounts due from customers for contract work-in-process		1,460
Deferred tax assets		(18)
Total affected assets		(18)
Liabilities
Other current liabilities		(88)
Total affected liabilities		(88)
Equity
Retained earnings		34
Foreign currency translation reserve		1
Non-controlling interests		35
Total affected equity		70
Total affected liabilities and equity		(18)
Amounts without adoption of IFRS 15 [Member] | IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenue		425,914
Gross profit		36,222
Operating (loss) /profit		8,658
Profit before tax		11,306
Income tax expense		(3,881)
(Loss) /Profit for the year		7,425
Assets
Gross amounts due from customers for contract work-in-process		1,460
Deferred tax assets		3,901
Total affected assets		5,361
Liabilities
Other current liabilities		3,184
Total affected liabilities		3,184
Equity
Retained earnings		55,050
Foreign currency translation reserve		(15,250)
Non-controlling interests		71,823
Total affected equity		111,623
Total affected liabilities and equity		$ 114,807